Income Taxes - Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Tax effects by locations:
Changes in valuation allowance	(7.20%)
Income tax benefits		8.80%	16.60%
Foreign [Member]
Schedule of Expected Income Tax Expenses [Line Items]
Foreign taxes rate	0.00%	0.00%	0.00%
Hong Kong statutory income tax rate	0.00%	0.00%	0.00%
Hong Kong [Member]
Schedule of Expected Income Tax Expenses [Line Items]
Foreign taxes rate	16.50%	16.50%	16.50%
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Tax effects by locations:
Non-taxable income			0.10%
Non-deductible expenses
Income tax benefits	16.50%
Singapore [Member]
Tax effects by locations:
Non-deductible expenses	(11.40%)
Income tax benefits	17.00%
Cayman Island [Member]
Tax effects by locations:
Non-taxable income	47.90%
Non-deductible expenses	(45.60%)	(7.70%)
BVI [Member]
Tax effects by locations:
Non-deductible expenses	(0.20%)